Financial Condition and Net Income on a Statutory Basis - Significant Subsidiaries	12 Months Ended
Dec. 31, 2013
Statutory Basis [Abstract]
Financial Condition and Net Income on a Statutory Basis - Significant Subsidiaries
FINANCIAL CONDITION AND NET INCOME ON A STATUTORY BASIS – SIGNIFICANT SUBSIDIARIES
The domestic and foreign insurance subsidiaries of RGA prepare their statutory financial statements in conformity with statutory accounting practices prescribed or permitted by the applicable state insurance department or local regulatory authority, which vary materially from statements prepared in accordance with GAAP. Prescribed statutory accounting practices in the U.S. include publications of the National Association of Insurance Commissioners (“NAIC”), as well as state laws, local regulations and general administrative rules. The differences between statutory financial statements and financial statements prepared in accordance with GAAP vary between jurisdictions. The principal differences between GAAP and NAIC are that statutory financial statements do not reflect deferred policy acquisition costs and limit deferred tax assets, life benefit reserves predominately use interest rate and mortality assumptions prescribed by the NAIC and local regulatory agencies, bonds are generally carried at amortized cost and reinsurance assets and liabilities are presented net of reinsurance.
Statutory net income, and capital and surplus of the Company’s insurance subsidiaries, determined in accordance with statutory accounting practices prescribed by the applicable state insurance department or local regulatory authority are as follows (dollars in thousands):

	Statutory Capital & Surplus		Statutory Net Income (Loss)
	2013	2012	2013	2012	2011
RGA Reinsurance (U.S.)	$1,550,070	$1,644,589	$115,814	$3,497	$129,717
RCM (U.S.)	1,633,356	1,692,200	109,084	58,549	37,142
RGA Canada	767,108	725,738	89,428	95,861	102,229
RGA Barbados	716,116	596,388	70,941	81,942	149,015
RGA Australia	406,437	437,055	(36,548)	37,180	47,211
RGA Atlantic	379,889	449,769	(27,159)	91,898	70,160
RGA Americas	261,404	330,064	50,833	59,531	65,283
Other reinsurance subsidiaries	1,004,479	818,759	255,418	(428,049)	(439,625)

Each U.S. domestic insurance subsidiary’s state of domicile imposes minimum risk-based capital (“RBC”) requirements that were developed by the NAIC. The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. Each of RGA’s U.S. domestic insurance subsidiaries exceeded the minimum RBC requirements for all periods presented herein. These requirements do not represent a significant constraint for the payment of dividends by RGA’s U.S. domestic insurance companies.
The licensing orders of the Company’s special purpose companies stipulate a minimum amount of capital required based on the purpose of the entity and the underlying business. These companies are subject to enhanced oversight by the regulator which includes filing detailed plans of operations before commencing operations or making material changes to existing agreements or entering into new agreements. Each of the Company’s Special Purpose Life Reinsurance Captives (“SPLRC”) exceeded the minimum capital requirements for all periods presented herein, except for Timberlake Re in 2012. See Note 14 – “Collateral Finance Facility” for additional information.
The Company’s foreign insurance subsidiaries prepare financial statements in accordance with local regulatory requirements. The regulatory authorities in these foreign jurisdictions establish some form of minimum regulatory capital and surplus requirements. All of the Company’s foreign insurance subsidiaries have regulatory capital and surplus that exceed the local minimum requirements. These requirements do not represent a significant constraint for the payment of dividends by the Company’s foreign insurance companies.
The state of domicile of certain of the Company’s SPLRCs follow prescribed accounting practices differing from NAIC statutory accounting practices (“NAIC SAP”) applicable to their statutory financial statements. Specifically, these prescribed practices require that surplus note interest accrued but not approved for payment be reported as a direct reduction of surplus and an addition to the surplus note balance. Under NAIC SAP, surplus note interest is not to be reported until approved for payment and is reported as a reduction of net investment income in the Summary of Operations. In addition, these prescribed practices allow the SPLRC to reflect letters of credit issued for its benefit as an admitted asset and a direct credit to unassigned surplus. Under NAIC SAP, letters of credit issued on behalf of the reporting company are not reported on the balance sheet.
A reconciliation of the Company’s surplus between NAIC SAP and practices prescribed by the state of domicile is shown below (dollars in thousands):

	December 31,
	2013	2012
Prescribed practice – surplus note	$343,780	$230,291
Prescribed practice – letters of credit	(436,300)	(488,000)
Surplus (deficit) – NAIC SAP	$(92,520)	$(257,709)

RCM and RGA Reinsurance are subject to Missouri statutory provisions that restrict the payment of dividends. They may not pay dividends in any 12-month period in excess of the greater of the prior year’s statutory operating income or 10% of capital and surplus at the preceding year-end, without regulatory approval. The applicable statutory provisions only permit an insurer to pay a shareholder dividend from unassigned surplus. Any dividends paid by RGA Reinsurance would be paid to RCM, its parent company, which in turn has restrictions related to its ability to pay dividends to RGA. The assets of RCM consist primarily of its investment in RGA Reinsurance. As of January 1, 2014, RCM and RGA Reinsurance could pay maximum dividends, without prior approval, of approximately $145.9 million and $155.0 million, respectively. The Missouri Department of Insurance, Financial Institution and Professional Registration, allows RCM to pay a dividend to RGA to the extent RCM received the dividend from RGA Reinsurance, without limitation related to the level of unassigned surplus. Dividend payments by other subsidiaries are subject to regulations in the jurisdiction of domicile.
There are no regulatory restrictions that limit the payment of dividends by RGA, except those generally applicable to Missouri corporations. Dividends are payable by Missouri corporations only under the circumstances specified in The General and Business Corporation Law of Missouri. RGA would not be permitted to pay common stock dividends if there is any accrued and unpaid interest on its 6.20% Subordinated Debentures due 2042 and its 6.75% Junior Subordinated Debentures due 2065. Furthermore, the ability of RGA to pay dividends is dependent on business conditions, income, cash requirements of the Company, receipt of dividends from its subsidiaries, financial covenant provisions and other relevant factors.